other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Costs incurred to obtain and fulfil contracts with customers
Balance, beginning of period	$ 342	$ 334
Additions	357	284
Amortization	(280)	(276)
Balance, end of period	419	342
Current	265	233
Non-current	154	109
Total	419	342
Costs incurred to obtain contracts with customers
Costs incurred to obtain and fulfil contracts with customers
Balance, beginning of period	336	323
Additions	344	282
Amortization	(276)	(269)
Balance, end of period	404	336
Current	260	230
Non-current	144	106
Total	404	336
Costs incurred to fulfill contracts with customers
Costs incurred to obtain and fulfil contracts with customers
Balance, beginning of period	6	11
Additions	13	2
Amortization	(4)	(7)
Balance, end of period	15	6
Current	5	3
Non-current	10	3
Total	$ 15	$ 6